Impairment of non-financial assets (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets	7.46%	8.17%	7.90%	8.90%
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: the forecasts include US$81.4/barrel for the first year, US$67.6/barrel for the medium term and US$71.4/barrel for the long term.	In 2017, the assumptions taken US$52.9/barrel for 2018, US$72.5/barrel average for the next six years and US$81.9/barrel as of 2030.	In 2016, the assumptions made used a price of US$56.8/barrel in 2017, US$67.9/barrel average for the medium term and US$80/barrel in the long term.
Equion Energy Limited [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	8.92%	8.61%	8.00%
Refineria de Barrancabermeja [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Expense for impairment		$ 273,987
Refineria de Cartagena [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	6.48%	6.00%
Bioenergy [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	6.97%	6.23%
Transportation and logistics segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	5.60%	5.00%
Reversal of impairment loss	$ 167,917	$ 59,455	$ 41,062